UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Asset Planning Services
Address:   509 W. 21ST Ave
                  Covington, LA 70433

13F File Number: 28-12652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Keith P. Duet
Title:       Vice President
Phone:     985-867-8679

Signature,                  Place,                                  And Date
of Signing:
Keith P. Duet            Covington, Louisiana              April 29, 2008

Report Type (Check only one.):
[X ]     13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.







13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: $87,939

List of Other Included Managers:
"NONE"


































     FORM 13F INFORMATION TABLE

Name of Issuer     Title of       CUSIP        Value
		Class                     (x$1000)

Sh/Prn   SH/Prn    Put/call   Investment     Other        voting authority
 amt		  Dscretn      Managers     sole shared none

-------------    ----------  ----------    -------------- ----------------
AES Corp              Com       0130H105         603
36150     SH	  Sole                     	None
Aetna Inc New         Com       00817Y108        737
17500     SH	  Sole                		None
Alliancebernstein Inc Com       01881E101        751
91371     SH 	  Sole          		None
American Finl Group   Com       025932104        1154
45150     SH 	  Sole                   	None
AT&T Inc   	      Com       00206R102        678
17714     SH 	  Sole          		None
Bank of America Corp  Com       060505104        532
14027     SH 	  Sole          		None
Blackrock Muni Qual   Com       09254F100        273
21000     SH 	  Sole          		None
BMC Software Inc      Com       055921100        1345
41350     SH 	  Sole          		None
Boeing Co             Com       097023105        1379
15769     SH	  Sole          		None
BP PLC             Spon ADR     055622104        205
3376      SH 	  Sole          		None
Cardinal Health Inc   Com       14149Y108        834
15882     SH 	  Sole          		None
Celanese Corp Del   Com Ser A   150870103        1050
26900     SH 	  Sole          		None
Chesapeake Energy Corp Com      165167107        226
4900      SH 	  Sole          		None
Chevron Corp New    Com         166764100        209
2443      SH 	  Sole          		None
Cigna Corp          Com         125509109        728
17950     SH 	  Sole          		None
Cisco Sys Inc       Com         17275R102        788
32705     SH 	  Sole          		None
Citigroup Inc       Com         172967101        584
27283     SH 	  Sole          		None
Citizens Comm. Co   Com         17453B101        342
32650     SH 	  Sole          		None
CME Group Inc       Com         12572Q105        471
1005      SH 	  Sole          		None
Danaher Corp Del    Com         235851102        1017
13375     SH 	  Sole          		None
Darden Rest. Inc    Com         237194105        665
20425     SH 	  Sole          		None
Diamond Off. Drill  Com         25271C102        1074
9225      SH 	  Sole          		None
Dow Chem Co        Com          260543103        907
24922     SH 	  Sole          		None
Duke Energy Corp   Com          26441C105        396
22206     SH 	  Sole          		None
Edison Intl        Com          281020107        1419
28950     SH 	  Sole          		None
Electronic Data Sys Com         285661104        440
26450     SH 	  Sole          		None
Enterprise Prods Part LP Com    293792107        447
15050     SH 	  Sole          		None
Exxon Mobile Corp   Com         30231G102        2303
27226     SH 	  Sole          		None
Fiserv Inc         Com          337738108        796
16550     SH 	  Sole          		None
General Dynamincs  Com          369550108        1019
12225     SH 	  Sole          		None
General Electric   Com          369604103        595
16080     SH 	  Sole          		None
Hartford Finl Svcs Grp Com      416515104        856
11300     SH 	  Sole          		None
HCP Inc            Com          40414L109        516
15250     SH 	  Sole          		None
Hewlett-Packard    Com          428236103        1375
30113     SH 	  Sole          		None
Home Depot Inc     Com          437076102        609
21775     SH 	  Sole          		None
Hospitality pptys Com sh ben in 44106M102        250
7350      SH  	  Sole          		None
International Bus Machs Com     459200101        1228
10662     SH 	  Sole          		None
Ishares Tr    DJ Sel Div Inx    464287168        696
12025     SH 	  Sole          		None
Ishares Tr    Msci Eafe Idx     464287465        1086
15100     SH 	  Sole          		None
Ishares Tr    Msci Emerg Mkt    464287234        289
2150      SH 	  Sole          		None
Ishares Tr   S&P Sml Cap 600    464287804        3266
54490     SH 	  Sole          		None
Johnson & Johnson  Com          478160104        744
11465     SH 	  Sole          		None
Johnson Ctls Inc   Com          478366107        700
20700     SH 	  Sole          		None
Kinder Morgan Ene Part Ut Ltd Part 494550106     763
13950     SH 	  Sole          		None
Kohls Corp         Com          500255104        556
12975     SH 	  Sole          		None
Lab Corp Amer Hldgs Com         50540R409        915
12425     SH 	  Sole          		None
Lockheed Martin Corp Com        539830109        1457
14676     SH 	  Sole          		None
Metlife Inc        Com          59156R108        1284
21300     SH 	  Sole          		None
Midcap SPDR Tr Unit Ser 1       595635103        5377
38095     SH 	  Sole          		None
Northrop Grum Corp  Com         666807102        1067
13710     SH 	  Sole          		None
Nucor Corp         Com          670346105        1167
17225     SH 	  Sole          		None
Occidental Pete Corp Del Com    674599105        1266
17300     SH 	  Sole          		None
Olin Corp     Com Par $1        680665205        407
20600     SH 	  Sole          		None
Owen Ill Inc    Com New         690768403        1275
22600     SH 	  Sole          		None
Packaging Corp Amer Com         695156109        364
16300     SH 	  Sole          		None
Petsmart Inc      Com           716768106        559
27350     SH 	  Sole          		None
Pfizer Inc        Com           717081103        1478
70640     SH 	  Sole          		None
Philip Morris Intl COM          718172109        413
8175      SH 	  Sole          		None
Powershares QQQ Tr Unit Ser 1   73935A104        2391
54700     SH 	  Sole          		None
Procter & Gamble Co Com         742718109        1069
15250     SH 	  Sole          		None
Public Svc Enterprise Com       744573106        953
23720     SH 	  Sole          		None
Rayonier Inc      Com           754907103        588
13525     SH 	  Sole          		None
Raytheon Co      Com New        755111507        1060
16400     SH 	  Sole          		None
Sempra Energy     Com           816851109        874
16400     SH 	  Sole          		None
Simon PPTY Group Inc Com        828806109        469
5400      SH 	  Sole          		None
SPDR Tr        Unit Ser 1       78462F103        22945
173862    SH 	  Sole          		None
Sprint Nextel Corp Com Ser 1    852061100        69
10325     SH 	  Sole          		None
Symantec Corp      Com          871503108        807
48550     SH 	  Sole          		None
Telecom Corp N.Z. Ltd Spon ADR  879278208        223
14997     SH 	  Sole          		None
Telephone & Data Sys Com        879433100        656
16700     SH 	  Sole          		None
Texas Instrs Inc  Com           882508104        688
24350     SH 	  Sole          		None
Unilever Plc    Spon ADR        904768704        616
18280     SH 	  Sole          		None
United Technologies Corp Com    913017109        1068
15525     SH 	  Sole          		None
Valero Energy Corp Com          91913Y100        652
13275     SH 	  Sole          		None
Xcel Energy Corp   Com          98389B100        274
13750     SH 	  Sole          		None
